Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
NOTE 11 -	LEASES:

Right-of-use assets:

	Balance at	Additions	Disposals	Balance at
	beginning	during	during	end of
	of year	year	year	year
	U.S. dollars in thousands
Cost
Property	19	446	-	465
Motor vehicles	147	26	(60)	113
	166	472	(60)	578

	Balance at	amortization	Additions	Disposals	Balance at
	beginning	during	during	during	end of
	of year	year	year	year	year
	U.S. dollars in thousands
Accumulated amortization
Property	-	(65)	(41)	-	(106)
Motor vehicles	-	(50)	-	19	(31)
	-	(115)	(41)	19	(137)

Lease liabilities:

	Balance at	Additions	Interest expense	Termination	Payments	Balance at
	beginning	during	during	during	during	end of
	of year	year	year	year	year	year
	U.S. dollars in thousands
Composition in 2019
Property	19	443	49	-	(80)	431
Motor vehicles	147	26	27	(44)	(79)	77
	166	469	76	(44)	(159)	508
Short-term lease liabilities:
Property						135
Motor vehicles						49
Long-term lease liabilities:
Property						296
Motor vehicles						28
						508

Expense relating to short-term leases for the year ended December 31, 2019 amounted to $211 thousand.